Investment Strategy	Jun. 30, 2026
Equity Focus ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The adviser chooses both growth and value securities for the Fund so that the Fund generally is managed as a core portfolio and is not normally significantly weighted towards either growth or value securities. The Fund does, however, have the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The Fund invests in a limited number of U.S. equity securities, generally not more than 40. In choosing securities, the Fund seeks to invest in companies with one or more of the following characteristics: ●A durable franchise ●A sustainable competitive position relative to its peers ●A market leader ●A strong management team focused on increasing shareholder value ●A strong balance sheetThe size of the allocation of the Fund to growth and value securities will vary based on market conditions, and the convictions of the adviser each ranging from 35% to 65% of the equity investments in the Fund. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. Equity securities represent an ownership interest in the issuer. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund typically invests in equity securities with market capitalizations of $1 billion or more. In implementing its main strategies, the Fund invests primarily in common stocks, but it may also invest up to 20% of its total assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s Shares more sensitive to the economic results of those securities. If the Fund’s portfolio managers cannot find attractive investments, the Fund may invest up to 20% of its total assets in cash and cash equivalents until appropriate investments are identified.Investment Process: In managing the Fund, the portfolio managers employ a process that combines research, valuation and stock selection. In selecting growth stocks, the adviser focuses on durable companies whose growth potential appears to be underappreciated. These companies are generally going after a large addressable market with a sustainable competitive advantage, and have strong management teams. In selecting value stocks, the adviser seeks to invest in companies which have durable franchises and which appear to be attractively valued and have the ability to grow intrinsic value per share. In making such evaluations, the adviser considers a company to be attractively valued based on characteristics such as the market value that has been added since the company’s inception, profitability based on both its core operations and on an after taxes basis, and market expectations of future growth for the company. Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand. In considering whether a company has the ability to increase the intrinsic value per share, the adviser looks at whether management has earned and grown economic profits, i.e., generated returns in excess of the cost of capital over time. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be attractively valued. Investments may also be sold if a portfolio manager identifies a stock that he or she believes offers a better investment opportunity or to reallocate the Fund’s assets between growth and value securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In choosing securities, the Fund seeks to invest in companies with one or more of the following characteristics: ●A durable franchise ●A sustainable competitive position relative to its peers ●A market leader ●A strong management team focused on increasing shareholder value ●A strong balance sheet
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. Equity securities represent an ownership interest in the issuer. “Assets” means net assets, plus the amount of borrowings for investment purposes.
Fundamental Data Science Large Growth ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large capitalization growth companies.The Fund generally defines large capitalization companies as those with a market capitalization similar to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of September 30, 2026, the market capitalizations of the companies in the Russell 1000® Growth Index ranged from $2.87 billion to $5.50 trillion. Growth companies are those that the adviser believes have growth potential compared to companies in the U.S. market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets, plus the amount of borrowings for investment purposes. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity. Investment Process: In managing the Fund, the adviser employs a data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to forecasting the financial prospects of each security, also known as fundamental analysis. The adviser combines insights derived from these sources to conduct fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities with attractive valuations that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund generally defines large capitalization companies as those with a market capitalization similar to those within the universe of the Russell 1000® Growth Index at the time of purchase.The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as part of its investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Growth companies are those that the adviser believes have growth potential compared to companies in the U.S. market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large capitalization growth companies.
Fundamental Data Science Large Value ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well established value companies.Large, well established companies are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index, at the time of purchase. As of September 30, 2026, the market capitalizations of the companies in the Russell 1000® Value Index ranged from $1.76 billion to $4.81 trillion.Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it.“Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks. The Fund may also invest in real estate investment trusts (REITs). In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. Investment Process: In managing the Fund, the adviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to forecasting the financial prospects of each security, also known as fundamental analysis. The adviser combines insights derived from these sources to conduct fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities with attractive valuations that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Large, well established companies are companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index, at the time of purchase.The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as part of its investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well established value companies.
Preferred and Income Securities ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund mainly invests in preferred and debt securities believed to be attractively valued relative to credit quality and other investment characteristics.Under normal circumstances, the Fund invests at least 80% of its Assets in either preferred securities and/or debt securities that produce income.These securities are issued by U.S. and non-U.S. issuers and obligors, including traditional preferred securities, hybrid preferred securities that have investment and economic characteristics of both preferred securities and debt securities, floating rate preferred securities, corporate debt securities, convertible securities and contingent convertible securities (CoCos).“Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will invest at least 25% of its total assets in the financials sector which includes, among other industries, banking, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. The Fund has a fundamental policy to concentrate its investments in an industry or group of industries which includes the banking, diversified financials, real estate (including REITs) and insurance industries. This means that the Fund will invest 25% or more of its total assets in these related industries on a combined basis and may invest 25% or more of its total assets in any one of these four industries individually.The Fund may invest in securities in both U.S. and foreign markets. The Fund has discretion to focus its investments in one or more regions or small groups of countries including both U.S. and foreign markets including European markets. In addition, the Fund may invest a significant amount of its assets in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of the Fund’s principal investment strategy, the adviser seeks to manage distributions throughout the year to help reduce fluctuations in monthly dividends. As part of the Fund’s principal investment strategy, the Fund may invest in securities structured as equity or debt securities of master limited partnerships (MLPs), private placements, restricted securities and other unregistered securities, sovereign obligations, trust preferreds, U.S. Government Agency Securities and Obligations, variable and floating rate instruments, and zero-coupon, pay-in-kind and deferred payment securities. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, credit derivatives and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps and total return swaps for duration or hedging purposes or to gain or limit exposure to securities or markets. In addition, the Fund may use swaps structured as credit default swaps related to individual securities or indexes of securities to gain or limit exposure to securities, to mitigate risk exposure, and manage cash flows. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar, but may not always do so. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents. Investment Process – The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process (also known as the security strategy) focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, regulatory risks, bond structure and credit ranking, event risk, relative value and technical factors such as supply, liquidity of debt issued by the company and equity performance, as applicable. As part of its evaluation of individual companies, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	These securities are issued by U.S. and non-U.S. issuers and obligors, including traditional preferred securities, hybrid preferred securities that have investment and economic characteristics of both preferred securities and debt securities, floating rate preferred securities, corporate debt securities, convertible securities and contingent convertible securities (CoCos).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund mainly invests in preferred and debt securities believed to be attractively valued relative to credit quality and other investment characteristics.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in either preferred securities and/or debt securities that produce income.
Strategy Portfolio Concentration [Text]	The Fund will invest at least 25% of its total assets in the financials sector which includes, among other industries, banking, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. The Fund has a fundamental policy to concentrate its investments in an industry or group of industries which includes the banking, diversified financials, real estate (including REITs) and insurance industries. This means that the Fund will invest 25% or more of its total assets in these related industries on a combined basis and may invest 25% or more of its total assets in any one of these four industries individually.
Small and Mid Cap Enhanced Equity ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of small- and mid-capitalization companies. Under normal circumstances, the Fund will hold at least 80% of its Assets in equity securities of small- and mid-capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small- and mid-capitalization companies are companies with market capitalizations similar to those within the S&P 1000 Index (the Index). As of September 30, 2026, the market capitalizations of the companies in the Index ranged from $614.61 million to $44.66 billion. Equity securities represent an ownership interest in the issuer. In implementing its strategy, the Fund significantly invests in the common stocks of U.S. companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to that of the U.S. small- and mid-capitalization markets. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the U.S. small- and mid-capitalization markets, with an emphasis on those that are undervalued or fairly valued, the Fund seeks returns that modestly exceed those of such markets over the long term with a modest level of volatility. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity. Investment Process: In managing the Fund, the adviser employs a process that ranks stocks in the Index based on its proprietary stock ranking system. The proprietary ranking system seeks to rank stocks based on company financials, data science techniques, and proprietary fundamental analysis. The rankings are used to place stocks into the Fund’s portfolio. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small- or mid-capitalization company. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Small- and mid-capitalization companies are companies with market capitalizations similar to those within the S&P 1000 Index (the Index).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in equity securities of small- and mid-capitalization companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will hold at least 80% of its Assets in equity securities of small- and mid-capitalization companies.
Active Growth ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of U.S. large-capitalization companies, but the adviser has discretion to invest in securities across the whole market capitalization spectrum, including securities of mid-capitalization and small-capitalization companies. In implementing its main strategies, the Fund invests primarily in common stocks.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of growth companies.Growth companies are those that the adviser believes have strong growth potential compared to companies in the U.S. market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets plus the amount of borrowings for investment purposes. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund invests in a non-diversified portfolio of securities. Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that the adviser believes will achieve above-average earnings growth over the next several years. Growth companies purchased for the Fund include those which based on its research, the adviser believes have leading competitive positions which will lead to sustainable growth. To construct the portfolio, the portfolio managers leverage the adviser’s Large Cap Growth and Growth Advantage strategies, which are currently used for other accounts managed by the adviser. The Fund’s portfolio managers each manage one of these other strategies and will draw on the insights from the other strategies in managing the Fund. While the Fund’s portfolio holdings will overlap with those strategies, the Fund’s strategy is unique and its holdings and performance will differ from an investment in each of those other two strategies. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Growth companies are those that the adviser believes have strong growth potential compared to companies in the U.S. market more broadly, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in equity securities of U.S. large-capitalization companies, but the adviser has discretion to invest in securities across the whole market capitalization spectrum, including securities of mid-capitalization and small-capitalization companies. In implementing its main strategies, the Fund invests primarily in common stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of growth companies.
Active Small Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap value companies.Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2026, the market capitalizations of the companies in the Russell 2000® Value Index ranged from $5.62 million to $24.23 billion. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund’s equity investments are primarily in common stock and real estate investment trusts (REITs). Investment Process: In reviewing investment opportunities, the adviser implements an investment process that seeks to systematically identify high quality small cap companies at attractive valuations. Specifically, the adviser seeks to invest in attractively valued companies with durable businesses, strong balance sheets and which are led by management teams who have proven their ability to increase the intrinsic value per share of the company. ●In making such evaluations, the adviser considers a company to be attractively valued based on characteristics such as the market value that has been added since the company’s inception, profitability based on both its core operations and on an after-taxes basis, and market expectations of future growth for the company. ●Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand. ●Companies with strong balance sheets generally generate strong levels of free cash flow with reasonable debt levels. ●In considering whether a management team has proven its ability to increase the intrinsic value per share, the adviser looks at whether management has earned and grown economic profits, i.e., generated returns in excess of the cost of capital over time. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a security that it believes offers a better investment opportunity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Value Index stocks at the time of purchase.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap value companies.
Active Value ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The adviser seeks to meet its objective by investing primarily in equity securities that the adviser identifies to be attractively valued given their growth potential over a long-term time horizon. Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of value companies.Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company's sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it.“Assets” means net assets, plus the amount of any borrowings for investment purposes. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of September 30, 2026, the market capitalizations of the companies in the Russell 1000® Value Index ranged from $1.76 billion to $4.81 trillion. The Fund may also invest significantly in depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depository receipt trades on a stock exchange in a country different from the company’s local market. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will mainly use futures contracts to more effectively gain targeted equity exposure from its cash positions. Investment Process: The adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased, but which have the potential to increase the intrinsic value per share. The “intrinsic value” of a stock is an expression of what the adviser believes to be the stock’s true worth. The adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third-party vendors and internal fundamental research.The portfolio managers leverage the adviser’s U.S. Value strategy and the adviser’s Large Cap Value strategy to construct a portfolio for the Fund. The Fund’s portfolio managers each manage one of these other strategies and will draw on the insights from the other strategies in managing the Fund. While the Fund’s portfolio holdings will overlap with these strategies, the Fund’s strategy is unique and its holdings and performance will be different from an investment in each of these other two strategies directly. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company's sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Investment Process: The adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased, but which have the potential to increase the intrinsic value per share. The “intrinsic value” of a stock is an expression of what the adviser believes to be the stock’s true worth. The adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third-party vendors and internal fundamental research.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of value companies.
Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective (1) by creating an actively managed portfolio of equity securities and (2) through equity-linked notes (ELNs), by selling call options with exposure to the S&P 500 Index (the Index). The resulting Fund, including through both the equity portfolio and the options exposure, is designed to provide investors with total return through capital appreciation and income, while exposing investors to lower volatility than the broad U.S. large cap market and also providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities and derivatives. Equity securities represent an ownership interest in the issuer. In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of U.S. large cap companies. The Fund may also invest in other equity securities, including those of U.S. mid cap companies. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments. The Fund seeks a lower volatility level than the securities in the U.S. large cap market. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to generate income, the Fund may invest up to 20% of its net assets in ELNs. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of the Index and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the Index or on exchange-traded funds (ETFs) that replicate the Index. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. The ELNs owned by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. Therefore, the ELNs provide recurring cash flow to the Fund based on the premiums received from selling the call options and are an important source of the Fund’s return. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying index or ETF to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying index or ETF at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the Index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s Shares more sensitive to the economic results of those securities. Investment Process: In managing the equity portion of the Fund’s portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The research findings allow the adviser to rank companies according to what it believes to be their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The adviser’s valuation rankings are produced with the help of a variety of models that quantify the research team’s findings. After company securities are ranked, the adviser seeks to create a portfolio with a lower volatility level than the large cap market. The adviser does so, in part, by seeking diversification across sectors and securities, which may, in certain circumstances, result in limiting exposure to certain sectors or securities included in the Index.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund buys and sells securities (stock selection) in accordance with its investment policies, using the research and valuation rankings as a basis. In general, the adviser selects securities that are identified as attractive and considers selling them when they appear less attractive. Along with attractive valuation, the adviser often considers a number of other criteria including: ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by market over- reactions The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Investment Process: In managing the equity portion of the Fund’s portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The research findings allow the adviser to rank companies according to what it believes to be their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The adviser’s valuation rankings are produced with the help of a variety of models that quantify the research team’s findings. After company securities are ranked, the adviser seeks to create a portfolio with a lower volatility level than the large cap market. The adviser does so, in part, by seeking diversification across sectors and securities, which may, in certain circumstances, result in limiting exposure to certain sectors or securities included in the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities and derivatives.
Fundamental Data Science Large Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations similar to those within the universe of the S&P 500 Index (the Index) at the time of purchase. As of September 30, 2026, the market capitalizations of the companies in the Index ranged from $6.20 billion to $5.50 trillion. The adviser chooses the Fund’s equity securities so that the overall portfolio has similar growth and value characteristics to its Index. While the Fund invests in securities that have growth and value characteristics, the portfolio is not focused on either type of securities, and the Fund is considered a core portfolio. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Many of the equity securities in the Fund’s portfolio will be technology companies or companies that rely heavily on technological advances. Investment Process: In managing the Fund, the adviser employs a data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to forecasting the financial prospects of each security, also known as fundamental analysis. The adviser combines insights derived from these sources to conduct fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities with attractive valuations that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Large, well-established companies are companies with market capitalizations similar to those within the universe of the S&P 500 Index (the Index) at the time of purchase. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The adviser chooses the Fund’s equity securities so that the overall portfolio has similar growth and value characteristics to its Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well established companies.
Fundamental Data Science Mid Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index (the Index) at the time of purchase. As of September 30, 2026, the market capitalizations of the companies in the Index ranged from $726.56 million to $251.62 billion. The adviser chooses the Fund’s equity securities so that the overall portfolio has similar growth and value characteristics to its Index. While the Fund invests in securities that have growth and value characteristics, the portfolio is not focused on either type of securities, and the Fund is considered a core portfolio. The Fund may also invest in real estate investment trusts (REITs). Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry.Many of the equity securities in the Fund’s portfolio are securities of companies in the financials, industrials and consumer discretionary sectors. Investment Process: In managing the Fund, the adviser employs a data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to forecasting the financial prospects of each security, also known as fundamental analysis. The adviser combines insights derived from these sources to conduct fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities with attractive valuations that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index (the Index) at the time of purchase.The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The adviser chooses the Fund’s equity securities so that the overall portfolio has similar growth and value characteristics to its Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.
Fundamental Data Science Small Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index (the Index) at the time of purchase. As of September 30, 2026, the market capitalizations of the companies in the Index ranged from $5.62 million to $85.78 billion.The adviser chooses the Fund’s equity securities so that the overall portfolio has similar growth and value characteristics to its Index. While the Fund invests in securities that have growth and value characteristics, the portfolio is not focused on either type of securities, and the Fund is considered a core portfolio. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry.Many of the equity securities in the Fund’s portfolio are securities of companies in the financials, industrials and healthcare sectors. Investment Process: In managing the Fund, the adviser employs a data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to forecasting the financial prospects of each security, also known as fundamental analysis. The adviser combines insights derived from these sources to conduct fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities with attractive valuations that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index (the Index) at the time of purchase.The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The adviser chooses the Fund’s equity securities so that the overall portfolio has similar growth and value characteristics to its Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.
Nasdaq Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to achieve this objective (1) by creating an actively managed portfolio of equity securities comprised significantly of those included in the Nasdaq-100 Index® (the Index), and (2) through equity-linked notes (ELNs), by selling call options with exposure to the Index. The resulting Fund is designed to provide investors with performance that captures a significant portion of the returns associated with the Index, while exposing investors to lower volatility than the Index and also providing incremental income. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities and derivatives. Equity securities represent an ownership interest in the issuer. In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of companies included in the Index (which includes both large cap and mid cap companies). The Fund may also invest in other equity securities not included in the Index. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments. Currently, many of the equity securities in the Fund’s portfolio will be in companies in the information technology sector. The Fund seeks a lower volatility level than the Index. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the Index over a full market cycle (typically, a three to five year time horizon). In order to generate income, the Fund may invest up to 20% of its net assets in ELNs. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of the Index and written call options in a single note form and are not traded on an exchange. The options underlying the ELNs will be based on the Index or on exchange-traded funds (ETFs) that replicate the Index. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. The ELNs owned by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. Therefore, the ELNs provide recurring cash flow to the Fund based on the premiums received from selling the call options and are an important source of the Fund’s return. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying index or ETF to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying index or ETF at the time the option is written, plus the premium received. Investing in ELNs may also reduce the Fund’s volatility because the income from the ELNs would reduce potential losses incurred by the Fund’s equity portfolio. The ELNs are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. The Fund invests in a non-diversified portfolio of securities. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Investment Process: In managing the equity portion of the Fund’s portfolio, the adviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser also utilizes proprietary techniques to process, analyze, and combine a wide variety of data sources, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to conducting fundamental analysis. The adviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundaments or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes.
U.S. Research Enhanced Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well-established, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations in line with the S&P 500 Index (the Index). As of September 30, 2026, the market capitalizations of the companies in the Index ranged from $6.20 billion to $5.50 trillion. In implementing its strategy, the Fund invests primarily in the common stocks of U.S. companies. While the equity securities will primarily be securities of large cap companies, the Fund may also invest in securities of mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to that of the broad U.S. large cap market. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the U.S. large cap market, with an emphasis on those that are undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the U.S. large cap market over the long term with a modest level of volatility.An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to more effectively gain targeted equity exposure from its cash positions. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. In order to determine a company’s relative value, the adviser analyzes proprietary data, information self-reported by companies, data from third-party vendors and internal fundamental research. The adviser leverages this fundamental research to attempt to drive consistent performance through stock selection. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts that could trigger a rise in a stock’s price, ●impact on the overall risk of the portfolio, ●high perceived potential reward compared to perceived potential risk, and ●possible temporary mispricings caused by apparent market overreactions. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Large, well-established companies are companies with market capitalizations in line with the S&P 500 Index (the Index).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to that of the broad U.S. large cap market. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the U.S. large cap market, with an emphasis on those that are undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the U.S. large cap market over the long term with a modest level of volatility.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well-established, U.S. companies.
U.S. Tech Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund will invest primarily in equity securities issued by technology and technology-enabled companies which the adviser believes are leaders and where the magnitude and/or duration of future growth for these companies is underappreciated by the market. The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its Assets in the equity securities of U.S. technology or technology-enabled companies that the adviser considers to be leaders. For purposes of this policy, leaders are those that the adviser believes are above median compared to technology and technology-enabled companies, based on one or more of the following attributes: revenue growth, free cash flow growth, free cash flow margin, earnings per share growth and operating margin, all of which may be evaluated on a projected or a historic basis. “Assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. The Fund has a fundamental policy to concentrate its investments in an industry or group of industries which includes the internet, semi-conductor, software, computers, energy-alternate resources and auto manufacturing industries. This means that the Fund will invest 25% or more of its total assets in these related industries on a combined basis and may invest 25% or more of its total assets in any one of these six industries individually.Investment Process: The Fund invests in technology and technology-enabled companies that the adviser believes the market underappreciates. Technology companies are those that are in the technology or communication services sectors. Technology-enabled companies are companies across sectors and industries that are leveraging new technologies to enhance their business. These companies include, but are not limited to, those in the following industries: electrical components & equipment, electronics, engineering & construction, transportation, auto manufacturers, auto parts & equipment, entertainment, leisure time, retail, biotechnology, commercial services, healthcare products, healthcare services, pharmaceuticals, diversified financial services, insurance, real estate investment trusts (REITs), advertising, internet, media, telecommunications and energy-alternate sources. The adviser has discretion to determine whether a company is a technology or technology-enabled company. In choosing securities to purchase, the adviser internally evaluates companies to identify those that, in the adviser’s view, are leaders in technology and technology-enabled industries that develop or harness new technologies to reimagine products, establish new markets or attain leadership in existing markets. To determine whether a company qualifies as a technology leader, the adviser evaluates each company across multiple attributes, including: ●A disruptive business model ●A unique sustainable competitive advantage ●A large addressable market ●A proven management teamThe adviser seeks to invest in leaders that have the above attributes and where the magnitude and/or duration of growth is underappreciated. In assessing whether or not a company’s growth profile is underappreciated, the adviser considers the perceived impact of such attributes on a company’s fundamentals, such as revenues, profit margins or free cash flow, and the degree to which that perspective differs from consensus expectations over time. The adviser may sell a security for several reasons. A security may be sold due to a change in the adviser’s view of the company based on the adviser’s fundamental research or if the adviser believes the long-term risk/reward tradeoff is less favorable. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Technology companies are those that are in the technology or communication services sectors. Technology-enabled companies are companies across sectors and industries that are leveraging new technologies to enhance their business.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In choosing securities to purchase, the adviser internally evaluates companies to identify those that, in the adviser’s view, are leaders in technology and technology-enabled industries that develop or harness new technologies to reimagine products, establish new markets or attain leadership in existing markets. To determine whether a company qualifies as a technology leader, the adviser evaluates each company across multiple attributes, including: ●A disruptive business model ●A unique sustainable competitive advantage ●A large addressable market ●A proven management team
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in the equity securities of U.S. technology or technology-enabled companies that the adviser considers to be leaders.
Strategy Portfolio Concentration [Text]	The Fund has a fundamental policy to concentrate its investments in an industry or group of industries which includes the internet, semi-conductor, software, computers, energy-alternate resources and auto manufacturing industries. This means that the Fund will invest 25% or more of its total assets in these related industries on a combined basis and may invest 25% or more of its total assets in any one of these six industries individually.